Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Shareholders’ Equity
24.	Shareholders’ Equity

On May 28, 2018, the Company issued 10,000 ordinary shares to THRI as consideration to acquire the entire issued capital shares of THHK.

On June 12, 2018, the Company issued 90,000 ordinary shares to Pangaea Two Acquisition Holdings XXIIB, Ltd. for a total cash consideration of US$90,000,000, which are to be settled in three equal installments in June 2018, 2019 and 2020, respectively. As of December 31, 2020, all the three installments in the amount of US$30,000,000 (equivalent to RMB192,363,000) each, have been received. Issuance cost incurred in connection with the third installment in the amount of RMB1,719,802 was charged against additional paid-in capital.

On October 26, 2020, the Company issued 1,000 and 500 ordinary shares to L&L Tomorrow Holdings Limited (an entity controlled by Mr. Lu Yongchen) and Lord Winterfell Limited (an entity controlled by Chief Marketing Officer, Ms. He Bin), respectively. The cash consideration amounted to US$1,500,000 (equivalent to RMB10,089,000) was fully paid up.

On February 26, 2021, the Company issued 15,013 ordinary shares to Pangaea Two Acquisition Holdings XXIIB, Ltd. at a cash consideration of US$45,000,000 (equivalent to RMB291,393,000). On March 1, 2021, the cash consideration has been fully paid up.

On August 11, 2021, the Board of Directors approved issuance of 178 ordinary shares of the Company to L&L Tomorrow Holdings Limited at a price per share of US$1,000 in lieu of cash bonus to Chief Executive Office, Mr. Lu Yongchen. On August 12, 2021, these shares were issued.

On June 7, 2022, the Board of Directors approved issuance of 164 pre-split ordinary shares (equivalent to 174,544 ordinary shares after share split) of the Company to L&L Tomorrow Holdings Limited in lieu of cash bonus of US$164,000 (equivalent to RMB1,355,772) due to the Chief Executive Officer, Mr. Lu Yongchen. On June 24, 2022, these shares were issued. The total fair value of such shares was US$1,487,237, resulting in share-based compensation expense of US$1,323,237 (equivalent to RMB8,608,713) recognized for the year ended December 31, 2022 as general and administrative expenses.

On September 27, 2022, the Company issued 7,745 pre-split ordinary shares (equivalent to 8,242,983 ordinary Shares after share split) to THC Hope IB Limited for nil consideration which were related to outstanding share options that have been granted as of June 30, 2022. THC Hope IB Limited is a trust established to hold securities on behalf of certain employees and members of management. These shares are considered as treasury shares because THC Hope IB Limited is a consolidated subsidiary of the Company.

On September 28, 2022, the Company issued 5,693,636 ordinary shares and 17,250,000 Public Warrants and 4,450,000 Sponsor Warrants to acquire US$3,408,651 (equivalent to RMB24,237,896) of cash of the SPAC and assumed US$8,700,000 (equivalent to RMB61,863,090) of warrant liabilities of the SPAC.

On September 28, 2022, the Company issued 5,050,000 ordinary shares and 1,200,000 PIPE Warrants in connection with the PIPE Transaction. The Company received gross proceeds of US$44,500,100 (equivalent to RMB316,426,861) and recognized US$500,000 (equivalent to RMB3,555,349) of warrant liabilities related to the PIPE Transaction.

US$12,069,689 (equivalent to RMB85,728,299) offering cost related to the Merger Transaction and PIPE Transaction incurred and charged against additional paid-in upon the consummation of Merger Transactions, of which US$580,000 (equivalent to RMB4,039,468) is liability-settled share-based payment (See Note 16) in exchange of services provided.

On September 28, 2022, the Company issued 5,000,000 ordinary shares to the ESA Investors and the Company received the subscription price of US$50,000,000 (equivalent to RMB355,535,000) in the collateral account. The Company recognized ESA derivative liabilities of US$12,400,000 (equivalent to RMB88,172,680).

On November 9, 2022, the Company issued 826,446 ordinary shares to Cantor as consideration (equivalent to RMB21,656,700) for its irrevocable commitment to purchase the ordinary shares of the Company.

On March 15, 2023, Pangaea Two Acquisition Holdings XXIIA, Ltd. (the parent company of the Company) irrevocably surrendered to the Company for nil consideration 300,000 ordinary shares of the Company. These 300,000 ordinary shares have been transferred to treasury shares and will be retained for future incentive grants to certain employees of the Company. Since these shares were repurchased by the Company for purposes other than retirement with no consideration paid, nil amount was recognized in the treasury shares balance in the consolidated balance sheet as of December 31, 2023.

On May 12, 2023, the Company offered to the holders of outstanding Public and Private warrants (“warrant holders”) for a warrant modification to issue 0.24 ordinary shares in exchange for each of the outstanding warrants tendered by the holder and exchanged pursuant to the offer (the “Offer”). Concurrently with the Offer, the Company also solicited consents from holders of the warrants to modify the Warrant Agreement, which modification will govern all of the warrants, to permit the Company to require that each warrant that is outstanding upon the closing of the Offer be exchanged for 0.216 of an ordinary share, which is a ratio 10% less than the exchange ratio applicable to the Offer. (the “Warrant modification”). Pursuant to the exchange, the Company issued an aggregate of 5,419,744 ordinary shares in June 2023 in exchange for all of its outstanding warrants, increasing the balances of ordinary shares and Additional Paid in Capital in the amount of RMB365 and RMB105,931,016, respectively.

On October 16, 2023, the Company issued 150,024 ordinary shares to L&L Tomorrow Holdings Limited as a bonus approved in 2023 to the Chief Executive Officer, Mr. Lu Yongchen. The total fair value of such shares was US$268,542, resulting in share-based compensation expense of US$268,542 (equivalent to RMB1,928,084) recognized for the year ended December 31, 2023 as general and administrative expenses.

In 2023, the Company reissued 573,252 treasury shares in connection with exercise of share option units or restricted share units by employee and directors. The difference between the exercise price and par value was recorded in Additional paid in capital in the amount of RMB1,412,126.

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of the Company.